Fair Value of Financial Instruments (Details 1) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial Assets (Liabilities)
Debt and Capital Lease Obligations	$ (6,526)	$ (5,928)
Carrying Value
Financial Assets (Liabilities)
Trading securities	303	331
Available-for-sale securities	7	5
Derivatives	5	1
Debt and Capital Lease Obligations	(6,526)	(5,928)
Fair Value
Financial Assets (Liabilities)
Trading securities	303	331
Available-for-sale securities	7	5
Derivatives	5	1
Long-term debt, including current portion	$ (6,907)	$ (6,726)